Net financial income/(expense) from infrastructure project companies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income expense [Abstract]
Accrued financial expenses from infrastructures projects	€ (387)	€ (379)	€ (347)
Expenses capitalized during the construction period from infrastructure projects	5	17	96
Financial expenses in profit loss from infrastructures projects	€ (382)	€ (362)	€ (251)